SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2022
Security Matters Limited [Member]
Guarantor and Issuer, Guaranteed Security [Line Items]
SCHEDULE OF DEPRECIATION RATES OF PROPERTY, PLANT AND EQUIPMENT
%
Computers	33
Machines and equipment	20
Furniture and office equipment	10
Leasehold improvements	5